Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Business Operations [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Spectaire Holdings Inc. (“Spectaire” or the “Company”), a Delaware corporation incorporated in September 2022, is an industrial technology company whose core offering allows its customers to measure, manage, and potentially reduce carbon dioxide equivalent (CO2e) and other greenhouse gas emissions.

Business Combination

On January 16, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Perception Capital Corp. II (“PCCT”), a blank check company incorporated as a Cayman Islands exempted company limited by shares and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses and Spectaire Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of PCCT (“Merger Sub”).

On October 19, 2023, Merger Sub merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of New Spectaire (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).

On October 16, 2023, the Company effected a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under the General Corporation Law of the State of Delaware (the “DGCL”), as amended, pursuant to which the Company’s jurisdiction of incorporation changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication:

(i)	each issued and outstanding Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares”) and each then issued and outstanding Class B ordinary share, par value $0.0001 per share, of the Company (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”), converted automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of the Company (“Common Stock”),

(ii)	each issued and outstanding warrant to purchase one Class A Ordinary Share (“Cayman Warrant”) converted automatically into a warrant to acquire one share of Common Stock (“Warrant”) pursuant to the Warrant Agreement, dated as of October 27, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and

(iii)	each issued and outstanding unit of the Company, consisting of one Class A Ordinary Share and one-half of one Cayman Warrant, was cancelled and entitled the holder thereof to one share of Company Common Stock and one-half of one Warrant.

Upon effectiveness of the Domestication, the Company changed its name from “Perception Capital Corp. II” to “Spectaire Holdings Inc.”, filed a certificate of incorporation (the “Company Charter”) with the Secretary of State of Delaware and adopted bylaws (the “Company Bylaws” and, together with the Company Charter, the “Company Organizational Documents”) under the DGCL.

At closing of the Business Combination, the Company issued 585,000 shares of Common Stock to Polar Multi-Strategy Master Fund (“Polar”) pursuant to the terms of the Subscription Agreement entered into on October 4, 2023 where Polar agreed to contribute up to $650,000 to the Company (the “Capital Contribution”) and the Company agreed to issue 0.9 shares of Common Stock for each dollar of the Capital Contribution. Upon certain events of default under the Subscription Agreement, PCCT shall issue to Polar 0.1 shares of Common Stock (“Default Shares”) for each dollar of the Capital Contribution funded as of the date of such default, and for each month thereafter until such default is cured, subject to certain limitations provided for therein.

On October 11, 2023, the Company entered into a private placement subscription agreement (the “PIPE Subscription Agreement”) with an investor (the “PIPE Investor”), pursuant to which the PIPE Investor agreed to subscribe for newly-issued shares of Common Stock (the “PIPE Shares”), with an aggregate purchase price of $3,500,000. On October 19, 2023 (“Closing”), concurrently with the closing of the Business Combination, the PIPE Investor closed on the purchase of 50,000 PIPE Shares at a price of $10.00 per share, for an aggregate purchase price of $500,000 (the “PIPE Investment”). Pursuant to the PIPE Subscription Agreement, within two years following the Closing, the PIPE Investor will purchase additional PIPE Shares in one or multiple subsequent closings for a purchase price per share of $10.00 (subject to as described in the PIPE Subscription Agreement) for an aggregate purchase price of $3,000,000 (the “Additional Investments”). The purchase and sale of the PIPE Shares in the Additional Investments is conditioned upon certain conditions as noted in the PIPE Subscription Agreement. The PIPE Shares issued and sold in the PIPE Investment and to be issued and sold in the Additional Investments pursuant to the PIPE Subscription Agreement have not been and will not be registered under the Securities Act of 1933 (the “Securities Act”) and have been and will be issued in reliance on the availability of an exemption from such registration. For the three months ended March 31, 2024, there were no shares purchased under this PIPE Subscription Agreement.

In accordance with the terms of the Arosa Loan Agreement dated March 31, 2023 (See Note 9), Spectaire issued to Arosa a warrant to purchase a number of shares of common stock of Spectaire representing 10.0% of the outstanding number of shares of common stock of Spectaire on a fully diluted basis as of March 31, 2023 at an exercise price of $0.01 per share, subject to adjustment as described in the Arosa Loan Agreement (the “Closing Date Warrant”). Pursuant to the Arosa Loan Agreement, on October 19, 2023, in connection with the closing of the Business Combination, the Company issued an additional warrant to Arosa to purchase 2,194,453 shares of Common Stock, subject to adjustment as described therein (the “Additional Warrant”). The Additional Warrant is exercisable at any time and from time to time from the date of its issuance until October 19, 2028 at an exercise price of $0.01 per share. Upon the issuance of the Additional Warrant, Arosa and the Company agreed to terminate and cancel the Closing Date Warrant. The shares of Common Stock underlying the Additional Warrant represented approximately 10.3% of the outstanding number of shares of Common Stock outstanding as of immediately following the consummation of the Business Combination on a fully diluted basis.

In connection with the Business Combination, the Company also entered into agreements (the “Forward Purchase Agreements”) for an OTC Equity Forward Transaction (the “Forward Purchase Transaction”) with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP (collectively the “Seller”). See Note 15 for further information.

On October 19, 2023, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the Company entered into lock-up agreements (collectively, the “Lock-Up Agreements”) with (i) Perception Capital Partners II LLC (the “Sponsor”), (ii) certain of PCCT’s directors and officers and (iii) certain stockholders of Spectaire restricting the transfer of Common Stock, Private Placement Warrants and any shares of Common Stock underlying the Private Placement Warrants from and after the Closing. The restrictions under the Lock-Up Agreements (1) with respect to the Common Stock, begin at the Closing, and end on (a) in the case of the Sponsor and certain of PCCT’s directors and officers, the date that is 365 days after the Closing, or upon the price of Common Stock reaching $12.00 for any 20 trading days within a 30-trading day period commencing at least 150 days after the Closing, and (b) in the case of the stockholders of Spectaire, the date that is 180 days after the Closing, and (2) with respect to the Private Placement Warrants and any shares of Common Stock underlying the Private Placement Warrants, the date that is 30 days after the Closing.

Spectaire has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

a)	Spectaire’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the Combined Company;

b)	Spectaire is the larger entity in terms of substantive operations and employee base;

c)	Spectaire comprises the ongoing operations of the Combined Company; and

d)	Spectaire’s existing senior management is the senior management of the Combined Company.

Accordingly, the Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, PCCT was treated as the “acquired” company and Spectaire was treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Spectaire issuing stock for the net assets of PCCT, accompanied by a recapitalization. The net assets of PCCT were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Spectaire.

Note 1 - Organization and Business Operations

Spectaire Holdings Inc. (“Spectaire” or the “Company”),a Delaware corporation incorporated in September 2022, is an industrial technology company whose core offering allows its customers to measure, manage, and potentially reduce carbon dioxide equivalent (CO2e) and other greenhouse gas emissions.

Prior to December 2022, the Spectaire business was operated under a Delaware limited liability company, MicroMS, Inc. (“MicroMS”). MicroMS created a unique solution allowing visibility on air content anytime anywhere. AireCore™, MicroMS’ patented Micro Mass Spectrometer, can sample and analyze content at the molecular level. Using the air samples, the device can measure CO2e (carbon dioxide equivalent) of the sample through analysis of air content and generate the appropriate reports. The Company has also developed a mobile app, in which customers can track air quality changes in real time and report on those changes with confidence.

On December 13, 2022, the Company engaged in a group corporate reorganization in which the owners of MicroMS contributed their equity interests in MicroMS to the Company in exchange for equity in the Company. As part of this reorganization (the “MMS Merger”), the ownership of MicroMS was transferred to Spectaire. From September 2022 to December 13, 2022, Spectaire Holdings Inc. had limited pre-combination activities and was formed specifically to acquire MicroMS. The MMS Merger was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, Spectaire, who is the legal acquirer, is treated as the “acquired” company for accounting purposes and MicroMS is treated as the accounting acquirer whereby the historical financial statements of MicroMS became the historical financial statements of the Company upon the closing of the MMS Merger. Accordingly, the MMS Merger was treated as the equivalent of MicroMS issuing shares at the closing of the MMS Merger for the net assets of Spectaire as of the closing date, accompanied by a recapitalization. The net assets of Spectaire were stated at historical cost, with no goodwill or other intangible assets recorded.

Business Combination

On January 16, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Perception Capital Corp. II (“PCCT”), a blank check company incorporated as a Cayman Islands exempted company limited by shares and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses and Spectaire Merger Sub Corp., a Delaware corporation and a direct wholly owned subsidiary of PCCT (“Merger Sub”).

On October 19, 2023, Merger Sub merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of New Spectaire (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).

On October 16, 2023, the Company effected a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under the General Corporation Law of the State of Delaware (the “DGCL”), as amended, pursuant to which the Company’s jurisdiction of incorporation changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication:

1.	each issued and outstanding Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares”) and each then issued and outstanding Class B ordinary share, par value $0.0001 per share, of the Company (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”), converted automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of the Company (“Common Stock”),

2.	each issued and outstanding warrant to purchase one Class A Ordinary Share (“Cayman Warrant”) converted automatically into a warrant to acquire one share of Common Stock (“Warrant”) pursuant to the Warrant Agreement, dated as of October 27, 2021, by and between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and

3.	each issued and outstanding unit of the Company, consisting of one Class A Ordinary Share and one-half of one Cayman Warrant, was cancelled and entitled the holder thereof to one share of Company Common Stock and one-half of one Warrant.

Upon effectiveness of the Domestication, the Company changed its name from “Perception Capital Corp. II” to “Spectaire Holdings Inc.”, filed a certificate of incorporation (the “Company Charter”) with the Secretary of State of Delaware and adopted bylaws (the “Company Bylaws” and, together with the Company Charter, the “Company Organizational Documents”) under the DGCL.

At closing of the Business Combination, the Company issued 585,000 shares of Common Stock to Polar Multi-Strategy Master Fund (“Polar”) pursuant to the terms of the Subscription Agreement entered into on October 4, 2023 where Polar agreed to contribute up to $650,000 to the Company (the “Capital Contribution”) and the Company agreed to issue 0.9 shares of Common Stock for each dollar of the Capital Contribution. Upon certain events of default under the Subscription Agreement, PCCT shall issue to Polar 0.1 shares of Common Stock (“Default Shares”) for each dollar of the Capital Contribution funded as of the date of such default, and for each month thereafter until such default is cured, subject to certain limitations provided for therein.

On October 11, 2023, the Company entered into a private placement subscription agreement (the “PIPE Subscription Agreement”) with an investor (the “PIPE Investor”), pursuant to which the PIPE Investor agreed to subscribe for newly-issued shares of Common Stock (the “PIPE Shares”), with an aggregate purchase price of $3,500,000. On October 19, 2023 (“Closing Date”), concurrently with the closing of the Business Combination, the PIPE Investor closed on the purchase of 50,000 PIPE Shares at a price of $10.00 per share, for an aggregate purchase price of $500,000 (the “PIPE Investment”). Pursuant to the PIPE Subscription Agreement, within two years following the Closing, the PIPE Investor will purchase additional PIPE Shares in one or multiple subsequent closings for a purchase price per share of $10.00 (subject to as described in the PIPE Subscription Agreement) for an aggregate purchase price of $3,000,000 (the “Additional Investments”). The purchase and sale of the PIPE Shares in the Additional Investments is conditioned upon certain conditions as noted in the PIPE Subscription Agreement. The PIPE Shares issued and sold in the PIPE Investment and to be issued and sold in the Additional Investments pursuant to the PIPE Subscription Agreement have not been and will not be registered under the Securities Act of 1933 (the “Securities Act”) and have been and will be issued in reliance on the availability of an exemption from such registration.

In accordance with the terms of the Arosa Loan Agreement dated March 31, 2023 (See Note 10), Spectaire issued to Arosa a warrant to purchase a number of shares of common stock of Spectaire representing 10.0% of the outstanding number of shares of common stock of Spectaire on a fully diluted basis as of March 31, 2023 at an exercise price of $0.01 per share, subject to adjustment as described in the Arosa Loan Agreement (the “Closing Date Warrant”). Pursuant to the Arosa Loan Agreement, on October 19, 2023, in connection with the closing of the Business Combination, the Company issued an additional warrant to Arosa to purchase 2,194,453 shares of Common Stock, subject to adjustment as described therein (the “Additional Warrant”). The Additional Warrant is exercisable at any time and from time to time from the date of its issuance until October 19, 2028 at an exercise price of $0.01 per share. Upon the issuance of the Additional Warrant, Arosa and the Company agreed to terminate and cancel the Closing Date Warrant. The shares of Common Stock underlying the Additional Warrant represented approximately 10.3% of the outstanding number of shares of Common Stock outstanding as of immediately following the consummation of the Business Combination on a fully diluted basis.

In connection with the Business Combination, the Company also entered into agreements (the “Forward Purchase Agreements”) for an OTC Equity Forward Transaction (the “Forward Purchase Transaction”) with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP (collectively the “Seller”). See Note 15 for further information.

On October 19, 2023, in connection with the consummation of the Business Combination and as contemplated by the Merger Agreement, the Company entered into lock-up agreements (collectively, the “Lock-Up Agreements”) with (i) Perception Capital Partners II LLC (the “Sponsor”), (ii) certain of PCCT’s directors and officers and (iii) certain stockholders of Spectaire restricting the transfer of Common Stock, Private Placement Warrants and any shares of Common Stock underlying the Private Placement Warrants from and after the Closing. The restrictions under the Lock-Up Agreements (1) with respect to the Common Stock, begin at the Closing, and end on (a) in the case of the Sponsor and certain of PCCT’s directors and officers, the date that is 365 days after the Closing, or upon the price of Common Stock reaching $12.00 for any 20 trading days within a 30-trading day period commencing at least 150 days after the Closing, and (b) in the case of the stockholders of Spectaire, the date that is 180 days after the Closing, and (2) with respect to the Private Placement Warrants and any shares of Common Stock underlying the Private Placement Warrants, the date that is 30 days after the Closing.

Spectaire has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

1.	Spectaire’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the Combined Company;

2.	Spectaire is the larger entity in terms of substantive operations and employee base;

3.	Spectaire comprises the ongoing operations of the Combined Company; and

4.	Spectaire’s existing senior management is the senior management of the Combined Company.

Accordingly, the Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, PCCT was treated as the “acquired” company and Spectaire was treated as the accounting acquirer for financial statement reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Spectaire issuing stock for the net assets of PCCT, accompanied by a recapitalization. The net assets of PCCT were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Spectaire.